Financial expense, net (Tables)	12 Months Ended
Dec. 31, 2021
Financial expense, net [Abstract]
Financial income
The following table sets forth financial income and expenses for the years ended December 31, 2021, 2020 and 2019:

	For the year ended December 31,
Financial income	2021	2020	2019
Interest income from loans and credits	2,066	6,651	3,665
Interest rates benefits derivatives: cash flow hedges	689	401	456
Total	2,755	7,052	4,121

Financial expenses
	For the year ended December 31,
Financial expenses	2021	2020	2019
Interest on loans and notes	(302,558)	(316,237)	(348,672)
Interest rates losses derivatives: cash flow hedges	(58,712)	(62,149)	(59,318)
Total	(361,270)	(378,386)	(407,990)

Other financial income/(expense), net
The following table sets out Other financial income/(expense), net for the years 2021, 2020 and 2019:

	For the year ended December 31,
Other financial income/(expense), net	2021	2020	2019
Other financial income	32,321	162,290	14,152
Other financial losses	(16,571)	(121,415)	(15,305)
Total	15,750	40,875	(1,153)